SCHEDULE OF CONTRACT ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Contract Assets
Landscape architecture design services	$ 13,522	$ 105,468		$ 115,290
Less: Provision for doubtful accounts	(9,594)	(74,834)	$ (9,157)	(71,420)	$ (68,114)
Total Contract assets	$ 3,928	$ 30,634		$ 43,870